Taxes - Income tax - Deferred tax assets and liabilities by type - Assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 6,713	€ 7,181	€ 7,852
Depreciation of deferred tax assets	(3,709)	(3,704)	(4,144)
Netting assets	(1,638)	(1,891)	(1,861)
Total asset	1,366	1,586	1,847	€ 2,137
Deferred tax liability	2,269	2,546	2,567
Netting liabilities	(1,638)	(1,891)	(1,861)
Total liability	631	655	706	€ 924
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	833	842	995
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	721	790	821
Deferred tax liability	1,123	1,139	1,157
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	3,914	4,011	4,436
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,245	1,538	1,600
Deferred tax liability	€ 1,146	€ 1,407	€ 1,410